Investment in Affiliate (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Investments In And Advances To Affiliates [Line Items]
Transfer of equity in other comprehensive loss of affiliate to "Loss on investment in affiliate"	$ 13,779	$ 0
Loss on investment in affiliate	$ 206,835	$ 5,855,306
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company	0		3,437,500
Percentage of ownership in Box Ships			11.00%
Average Share Price	$ 0.8542